Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
Schedule of cumulative effect of the changes made to the consolidated balance sheet
	Balance as of December 31, 2017	Adjustments following the adoption of ASC 606	Balance as of January 1, 2018
		Unaudited	Unaudited
Deferred revenue and advances from customers	$(2,601)	$80	$(2,521)
Trade receivables, net	20,266	233	20,499
Other accounts receivable and prepaid expenses	2,685	24	2,709
Accumulated deficit	$53,203	$(337)	$52,866

Schedule of consolidated statements of operations, cash flows
	Six months ended June 30, 2018 (Unaudited)
	As reported	Balances before adoption of ASC 606	Effect of change
Statements of operations
Revenues - Products and related services	$11,842	$10,911	$931
Revenues - Warranty and support	3,797	3,802	(5)
Cost of revenues - Products and related services	3,362	3,328	34
Sales and marketing, net	6,324	6,221	103
General and administrative	1,990	1,972	18
Net income	1,079	308	771
Earnings per share
Basic	0.08	0.02	0.06
Diluted	0.08	0.02	0.06

Cash flows
Net income	1,079	308	771
Changes in assets and liabilities:
Trade receivables, net	6,050	6,617	(567)
Other account receivables and prepaid expenses	(118)	(155)	37
Employees and payroll accruals	8	(46)	54
Other accounts payables and accrued expenses	(817)	(881)	64
Deferred revenue and advances from customers	(1,395)	(1,036)	(359)

Schedule of consolidated statements of balance sheets
	June 30, 2018 (Unaudited)
	As reported	Balances before adoption of ASC 606	Effect of change
Balance sheets
Trade receivables, net	$14,393	$13,593	$800
Other accounts receivable and prepaid expenses	2,635	2,648	(13)
Employees and payroll accruals	(4,052)	(3,998)	(54)
Deferred revenues and advances from customers	(1,021)	(1,560)	539
Other accounts payable and accrued expenses	(2,275)	(2,211)	(64)
Deferred revenues – long term	(100)	-	(100)
Accumulated deficit	51,787	52,895	(1,108)

Schedule of deferred revenue
Six months ended June 30, 2018 (Unaudited)
Balance, beginning of the period	$2,622
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	1,051
Reclassification to revenue as a result of satisfying performance obligation	(2,472)
Balance, end of the period	1,121
Less: long-term portion of deferred revenue	(100)

Current portion, end of the period	$1,021